Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.22%
Aerospace & Defense–2.04%
Howmet Aerospace, Inc.	613,989	$34,543,021
Northrop Grumman Corp.	55,781	24,920,720
		59,463,741
Air Freight & Logistics–1.30%
United Parcel Service, Inc., Class B	267,474	37,954,561
Application Software–1.15%
Intuit, Inc.	52,925	33,413,140
Asset Management & Custody Banks–1.55%
BlackRock, Inc.	58,186	45,054,002
Building Products–0.68%
Johnson Controls International PLC	375,529	19,786,623
Cable & Satellite–0.76%
Comcast Corp., Class A	475,554	22,132,283
Communications Equipment–1.22%
Motorola Solutions, Inc.	111,083	35,491,018
Construction Materials–0.78%
CRH PLC	318,729	22,871,993
Consumer Finance–0.75%
American Express Co.	109,214	21,923,618
Consumer Staples Merchandise Retail–2.05%
Walmart, Inc.	362,029	59,825,292
Distillers & Vintners–1.21%
Constellation Brands, Inc., Class A	144,221	35,345,683
Distributors–0.57%
LKQ Corp.	355,437	16,588,245
Diversified Banks–2.23%
JPMorgan Chase & Co.	373,189	65,069,234
Electric Utilities–1.82%
American Electric Power Co., Inc.	405,796	31,708,900
PPL Corp.	814,617	21,342,965
		53,051,865
Electrical Components & Equipment–1.89%
Emerson Electric Co.	303,038	27,797,676
Hubbell, Inc.	80,994	27,179,157
		54,976,833
Electronic Manufacturing Services–1.40%
TE Connectivity Ltd.	287,974	40,947,023
Environmental & Facilities Services–1.16%
Republic Services, Inc.	197,814	33,849,932
Fertilizers & Agricultural Chemicals–0.44%
Mosaic Co. (The)	413,027	12,684,059
Shares		Value
Financial Exchanges & Data–0.78%
CME Group, Inc., Class A	111,016	$22,851,533
Food Distributors–0.94%
Sysco Corp.	336,671	27,246,784
Health Care Equipment–4.16%
Becton, Dickinson and Co.	185,921	44,399,794
Stryker Corp.	94,206	31,604,229
Zimmer Biomet Holdings, Inc.	361,560	45,411,936
		121,415,959
Home Improvement Retail–1.74%
Lowe’s Cos., Inc.	237,920	50,638,893
Household Products–2.08%
Procter & Gamble Co. (The)	386,219	60,690,454
Industrial Conglomerates–1.29%
Honeywell International, Inc.	185,611	37,541,681
Industrial Machinery & Supplies & Components–1.18%
Parker-Hannifin Corp.	74,013	34,379,038
Industrial REITs–1.74%
Prologis, Inc.	401,500	50,866,035
Insurance Brokers–1.01%
Marsh & McLennan Cos., Inc.	151,891	29,442,551
Integrated Oil & Gas–1.68%
Chevron Corp.	332,588	49,033,449
Integrated Telecommunication Services–1.12%
Verizon Communications, Inc.	772,234	32,704,110
Interactive Home Entertainment–0.75%
Electronic Arts, Inc.	157,790	21,708,748
Investment Banking & Brokerage–1.56%
Charles Schwab Corp. (The)	246,367	15,501,412
Morgan Stanley	344,011	30,011,519
		45,512,931
IT Consulting & Other Services–1.93%
Accenture PLC, Class A	154,905	56,366,831
Life Sciences Tools & Services–1.35%
Danaher Corp.	163,952	39,333,724
Managed Health Care–2.18%
UnitedHealth Group, Inc.	124,370	63,645,104
Movies & Entertainment–1.52%
Walt Disney Co. (The)	461,391	44,316,606
Multi-Family Residential REITs–0.72%
Mid-America Apartment Communities, Inc.	166,986	21,103,691
Multi-line Insurance–1.51%
American International Group, Inc.	632,796	43,985,650

See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Shares		Value
Multi-Utilities–1.67%
Ameren Corp.	251,641	$17,506,664
WEC Energy Group, Inc.	386,710	31,230,700
		48,737,364
Oil & Gas Exploration & Production–2.09%
ConocoPhillips	352,175	39,397,817
Marathon Oil Corp.	947,831	21,657,939
		61,055,756
Oil & Gas Storage & Transportation–0.95%
Cheniere Energy, Inc.	169,655	27,821,723
Pharmaceuticals–6.04%
AstraZeneca PLC, ADR (United Kingdom)	465,413	31,015,122
Eli Lilly and Co.	78,566	50,722,995
Johnson & Johnson	313,381	49,796,241
Merck & Co., Inc.	369,037	44,572,289
		176,106,647
Property & Casualty Insurance–1.13%
Hartford Financial Services Group, Inc. (The)	379,138	32,969,840
Rail Transportation–1.75%
Union Pacific Corp.	208,817	50,936,731
Regional Banks–0.86%
M&T Bank Corp.	181,888	25,118,733
Restaurants–3.09%
McDonald’s Corp.	196,282	57,455,667
Starbucks Corp.	350,416	32,599,201
		90,054,868
Semiconductor Materials & Equipment–2.45%
Applied Materials, Inc.	230,558	37,880,679
ASML Holding N.V., New York Shares (Netherlands)	38,497	33,485,461
		71,366,140
Semiconductors–6.50%
Broadcom, Inc.	48,689	57,453,020
NVIDIA Corp.	169,810	104,478,999
Texas Instruments, Inc.	172,183	27,569,942
		189,501,961
Soft Drinks & Non-alcoholic Beverages–1.26%
PepsiCo, Inc.	218,427	36,811,502
Shares		Value
Specialty Chemicals–1.78%
DuPont de Nemours, Inc.	394,195	$24,361,251
PPG Industries, Inc.	194,625	27,449,910
		51,811,161
Systems Software–7.89%
Microsoft Corp.	578,615	230,045,752
Technology Hardware, Storage & Peripherals–3.80%
Apple, Inc.	601,058	110,835,095
Telecom Tower REITs–1.14%
American Tower Corp.	170,292	33,317,630
Tobacco–1.52%
Philip Morris International, Inc.	489,010	44,426,558
Transaction & Payment Processing Services–2.06%
Visa, Inc., Class A(b)	220,252	60,186,062
Total Common Stocks & Other Equity Interests (Cost $1,863,713,620)		2,864,316,440
Money Market Funds–1.70%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d)	17,357,589	17,357,589
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(c)(d)	12,526,255	12,533,771
Invesco Treasury Portfolio, Institutional Class, 5.22%(c)(d)	19,837,245	19,837,245
Total Money Market Funds (Cost $49,727,527)		49,728,605
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,913,441,147)		2,914,045,045
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.14%
Invesco Private Government Fund, 5.29%(c)(d)(e)	17,440,886	17,440,886
Invesco Private Prime Fund, 5.52%(c)(d)(e)	44,816,617	44,847,988
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,269,076)		62,288,874
TOTAL INVESTMENTS IN SECURITIES–102.06% (Cost $1,975,710,223)		2,976,333,919
OTHER ASSETS LESS LIABILITIES—(2.06)%		(60,191,080)
NET ASSETS–100.00%		$2,916,142,839
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$31,552,739	$20,965,783	$(35,160,933)	$-	$-	$17,357,589	$254,165
Invesco Liquid Assets Portfolio, Institutional Class	22,665,771	14,975,558	(25,114,951)	(1,499)	8,892	12,533,771	189,645
Invesco Treasury Portfolio, Institutional Class	36,060,273	23,960,895	(40,183,923)	-	-	19,837,245	290,205
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,763,350	7,290,462	(12,612,926)	-	-	17,440,886	251,591*
Invesco Private Prime Fund	58,550,269	16,601,691	(30,334,432)	18,136	12,324	44,847,988	676,427*
Total	$171,592,402	$83,794,389	$(143,407,165)	$16,637	$21,216	$112,017,479	$1,662,033

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,864,316,440	$—	$—	$2,864,316,440
Money Market Funds	49,728,605	62,288,874	—	112,017,479
Total Investments	$2,914,045,045	$62,288,874	$—	$2,976,333,919
Invesco Rising Dividends Fund